Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Changes in Partnership's Capitalized Dry Docking Costs
The following table summarizes the change in the Partnership’s capitalized dry docking costs, from January 1, 2014 to December 31, 2016:

	Year Ended December 31,
	2016 $	2015 $	2014 $
Balance at January 1,	33,916	33,635	40,328
Cost incurred for dry docking	13,944	10,357	13,471
Sales of vessels	(2,886)	—	(5,327)
Dry-dock amortization	(11,436)	(10,076)	(14,837)
Balance at December 31,	33,538	33,916	33,635

Changes in Balances of Component of Accumulated Other Comprehensive (Loss) Income
The following table contains the changes in the balance of the Partnership’s only component of accumulated other comprehensive income (loss) for the periods presented:

Qualifying Cash Flow Hedging Instruments $
Balance as at December 31, 2013	131
Other comprehensive loss	(1,534)
Balance as at December 31, 2014	(1,403)
Other comprehensive loss	(648)
Balance as at December 31, 2015	(2,051)
Other comprehensive income	2,626
Balance as at December 31, 2016	575